Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forward	$ 3,453,126	$ 3,338,726
Non-deductible reserves	1,058
Capitalized R&D costs	189,893
Lease liability	3,756
Share-based compensation	94,034
Gross deferred tax assets	3,741,867	3,338,726
Less valuation allowance	(3,043,135)	(3,338,726)
Total deferred tax assets, net of valuation allowance	698,732
Deferred tax liabilities:
Right of use asset	(3,719)
Prepaid expenses	(695,013)
Total deferred tax liabilities	(698,732)
Net deferred tax liabilities